Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Total Revenue	$ 2,434,551	$ 1,403,756	$ 1,945,315	$ 983,182
Software Services [Member]
Total Revenue	2,126,025	1,260,153
Software License and Software as a Service [Member]
Total Revenue	$ 308,526	$ 143,603